Retirement benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Retirement benefits
Pension cost of defined-contribution plans	€ 7.9	€ 5.2	€ 13.0
Net pension liability	3.9	3.9	3.9
Costs associated with the defined benefit plans	0.0	0.0	0.0
The amounts recognized in the consolidated balance sheet in respect of defined benefit plans
Present value of benefit obligations	(14.9)	(14.9)	(14.9)
Fair value of plan assets	10.4	10.4	10.4
Present value of net obligations	(4.5)	(4.5)	(4.5)
Related deferred tax asset	0.6	0.6	0.6
Net pension liability	€ (3.9)	€ (3.9)	€ (3.9)